Subsequent Events (Details) - USD ($)				6 Months Ended
	Sep. 18, 2026	Sep. 16, 2026	Jun. 29, 2026	Jun. 30, 2026	Sep. 08, 2026	Aug. 06, 2026	Jul. 29, 2026
Subsequent Events [Line Items]
Shares issued			19,500,000
Total consideration			$ 2,000,975
Percentage of investor and affiliates				9.99%
Gross proceeds				$ 4,000,000
Percentage of conversion rate				90.00%
Variable conversion price				$ 0.05
Subsequent Event [Member]
Subsequent Events [Line Items]
Minimum public float						$ 15,000,000
Convertible Promissory Note Private Placement [Member]
Subsequent Events [Line Items]
Principal amount			$ 2,170,000	$ 4,330,000
Percentage of bears interest				6.00%
Maturity date				Jun. 30, 2027
Original-issue discount				$ 320,000
Transaction costs				$ 10,000
Increased interest rate				18.00%
investor paid				$ 4,000,000
Borrowing maturity term				12 months
Convertible Promissory Note Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate converted amount					$ 3,185,375
Forecast [Member] | Convertible Promissory Note Private Placement [Member]
Subsequent Events [Line Items]
Principal amount	$ 3,173,000
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued							325,000
American Depositary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued		420
Aggregate converted amount		$ 1,157,000
Conversion of Stock, Shares Converted		2,378,312
American Depositary Shares [Member] | Forecast [Member] | Convertible Promissory Note Private Placement [Member]
Subsequent Events [Line Items]
Accrued interest	$ 12,375
Common Stock [Member] | American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued					60
Common Stock [Member] | American Depositary Shares [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares issued					60
Common Stock [Member] | American Depositary Shares [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares issued					420